Premises And Equipment	12 Months Ended
Dec. 31, 2011
Premises And Equipment [Abstract]
Premises And Equipment

NOTE 6 – PREMISES AND EQUIPMENT

Year-end premises and equipment were as follows:

	2011	2010
Leasehold improvements	$1,181,594	$1,181,594
Furniture and equipment	1,138,451	1,129,735

	2,320,045	2,311,329
Less accumulated depreciation	(1,454,184)	(1,281,644)

	$865,861	$1,029,685

The Company leases its facilities and certain equipment under operating leases. Rent expense, excluding assessments for common area maintenance, was $434,104 and $427,742 in 2011 and 2010, respectively. Common area maintenance and utilities were $138,312 and $147,550 in 2011 and 2010, respectively.

At December 31, 2011, the total contractual future minimum rental payments under the facilities leases excluding renewal options that are present are as follows:

2012	$436,137
2013	399,597
2014	135,276

$971,010